Inventories	6 Months Ended
Mar. 31, 2025
Inventories [Abstract]
INVENTORIES

NOTE 4 — INVENTORIES

Inventories consisted of the following:

	March 31, 2025	September 30, 2024
Raw materials	$2,098,026	$2,060,514
Work-in-progress	1,468,139	1,745,523
Finished goods	888,900	1,367,421
Inventories	$4,455,065	$5,173,458

Included in inventory amount is an inventory written down for slow moving items, consisting of raw materials of $781,567 and $720,533, finished goods of $35,139 and $37,524, work-in-progress of $42,818 and $41,474 as of March 31, 2025 and September 30, 2024, respectively.